SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund

Supplement Dated April 13, 2011
to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Eytan M. Shapiro	Since 1985	Managing Director

In addition, in the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a sub-adviser to the Small Cap Fund. Eytan M. Shapiro, a Managing Director and Portfolio Manager, manages the portion of the Small Cap Fund's assets allocated to JPMIM. Mr. Shapiro is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund, and the JPM US Small Cap Growth Fund. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm's Hong Kong office. He had previously been an investment analyst at Philips & Drew in London. Mr. Shapiro holds a B.Sc. in economics from City University, London, an M.Phil. in economics from Oxford University, and is FINRA Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Value Fund, the text relating to Wellington Management Company, LLP is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Security Capital Research & Management Incorporated	Anthony R. Manno Jr.	Since 1994	CEO and President

	Kenneth D. Statz	Since 1995	Managing Director

	Kevin W. Bedell	Since 1996	Managing Director

In addition, in the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof.

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Growth Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Eytan M. Shapiro	Since 1985	Managing Director

In addition, in the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a sub-adviser to the Small Cap Growth Fund. Eytan M. Shapiro, a Managing Director and Portfolio Manager, manages the portion of the Small Cap Fund's assets allocated to JPMIM. Mr. Shapiro is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund, and the JPM US Small Cap Growth Fund. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm's Hong Kong office. He had previously been an investment analyst at Philips & Drew in London. Mr. Shapiro holds a B.Sc. in economics from City University, London, an M.Phil. in economics from Oxford University, and is FINRA Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Advisers for the Real Estate Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Real Estate Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Real Estate Fund, the text relating to Wellington Management Company, LLP is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Urdang Securities Management Inc.	Dean Frankel, CFA	Since 1997	Senior Portfolio Manager, North America

	Eric Rothman, CFA	Since 2006	Portfolio Manager, North America

In addition, in the sub-section entitled "Real Estate Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof.

Urdang Securities Management Inc.: Urdang Securities Management, Inc. ("USM"), located at 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462, serves as a Sub-Adviser to a portion of the assets of the Real Estate Fund. Mr. Dean Frankel is the Senior Portfolio Manager for USM's North American real estate securities team and has been the Senior Portfolio Manager for the U.S. real estate securities portfolio since 2006. In his role, he is responsible for managing USM's proprietary research process and daily operations of the U.S. real estate securities portfolio. Mr. Frankel oversees coverage of the North American real estate securities universe, dedicating a significant portion of his time to on-site visits with companies and property tours. Mr. Frankel earned a Bachelor of Science in Economics from the University of Pennsylvania's Wharton School of Business. Mr. Frankel has been involved with the real estate securities team since his arrival at USM in 1997 and has had portfolio management responsibilities for the U.S. real estate securities portfolio since 2002. Mr. Eric Rothman serves as a Portfolio Manager for USM's North American real estate securities team. As portfolio manager, Mr. Rothman is responsible for market research, sector allocations and financial modeling across the North American real estate public securities universe. Mr. Rothman is a member of the Public Securities Investment Committee. Mr. Rothman brings 17 years of real estate securities and real estate investment experience to his position. Prior to joining USM in 2006, he spent more than six years as a sell-side REIT analyst at Wachovia Securities and three years as an analyst at AEW Capital Management, LP. Mr. Rothman graduated Cum Laude from Boston University with a B.A. in Economics, International Relations and French. Mr. Rothman has held portfolio management responsibilities for the U.S. real estate securities portfolio since his arrival at USM in 2006.

There are no other changes in the portfolio management of the Real Estate Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-729 (4/11)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund

Supplement Dated April 13, 2011
to the Class I Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Eytan M. Shapiro	Since 1985	Managing Director

In addition, in the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a sub-adviser to the Small Cap Fund. Eytan M. Shapiro, a Managing Director and Portfolio Manager, manages the portion of the Small Cap Fund's assets allocated to JPMIM. Mr. Shapiro is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund, and the JPM US Small Cap Growth Fund. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm's Hong Kong office. He had previously been an investment analyst at Philips & Drew in London. Mr. Shapiro holds a B.Sc. in economics from City University, London, an M.Phil. in economics from Oxford University, and is FINRA Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Value Fund, the text relating to Wellington Management Company, LLP is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Security Capital Research & Management Incorporated	Anthony R. Manno Jr.	Since 1994	CEO and President

	Kenneth D. Statz	Since 1995	Managing Director

	Kevin W. Bedell	Since 1996	Managing Director

In addition, in the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof.

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Growth Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Eytan M. Shapiro	Since 1985	Managing Director

In addition, in the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a sub-adviser to the Small Cap Growth Fund. Eytan M. Shapiro, a Managing Director and Portfolio Manager, manages the portion of the Small Cap Fund's assets allocated to JPMIM. Mr. Shapiro is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund, and the JPM US Small Cap Growth Fund. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm's Hong Kong office. He had previously been an investment analyst at Philips & Drew in London. Mr. Shapiro holds a B.Sc. in economics from City University, London, an M.Phil. in economics from Oxford University, and is FINRA Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Advisers for the Real Estate Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Real Estate Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Real Estate Fund, the text relating to Wellington Management Company, LLP is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Urdang Securities Management Inc.	Dean Frankel, CFA	Since 1997	Senior Portfolio Manager, North America

	Eric Rothman, CFA	Since 2006	Portfolio Manager, North America

In addition, in the sub-section entitled "Real Estate Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof.

Urdang Securities Management Inc.: Urdang Securities Management, Inc. ("USM"), located at 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462, serves as a Sub-Adviser to a portion of the assets of the Real Estate Fund. Mr. Dean Frankel is the Senior Portfolio Manager for USM's North American real estate securities team and has been the Senior Portfolio Manager for the U.S. real estate securities portfolio since 2006. In his role, he is responsible for managing USM's proprietary research process and daily operations of the U.S. real estate securities portfolio. Mr. Frankel oversees coverage of the North American real estate securities universe, dedicating a significant portion of his time to on-site visits with companies and property tours. Mr. Frankel earned a Bachelor of Science in Economics from the University of Pennsylvania's Wharton School of Business. Mr. Frankel has been involved with the real estate securities team since his arrival at USM in 1997 and has had portfolio management responsibilities for the U.S. real estate securities portfolio since 2002. Mr. Eric Rothman serves as a Portfolio Manager for USM's North American real estate securities team. As portfolio manager, Mr. Rothman is responsible for market research, sector allocations and financial modeling across the North American real estate public securities universe. Mr. Rothman is a member of the Public Securities Investment Committee. Mr. Rothman brings 17 years of real estate securities and real estate investment experience to his position. Prior to joining USM in 2006, he spent more than six years as a sell-side REIT analyst at Wachovia Securities and three years as an analyst at AEW Capital Management, LP. Mr. Rothman graduated Cum Laude from Boston University with a B.A. in Economics, International Relations and French. Mr. Rothman has held portfolio management responsibilities for the U.S. real estate securities portfolio since his arrival at USM in 2006.

There are no other changes in the portfolio management of the Real Estate Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-730 (4/11)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund

Supplement Dated April 13, 2011
to the Class G Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Eytan M. Shapiro	Since 1985	Managing Director

In addition, in the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a sub-adviser to the Small Cap Fund. Eytan M. Shapiro, a Managing Director and Portfolio Manager, manages the portion of the Small Cap Fund's assets allocated to JPMIM. Mr. Shapiro is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund, and the JPM US Small Cap Growth Fund. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm's Hong Kong office. He had previously been an investment analyst at Philips & Drew in London. Mr. Shapiro holds a B.Sc. in economics from City University, London, an M.Phil. in economics from Oxford University, and is FINRA Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Value Fund, the text relating to Wellington Management Company, LLP is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Security Capital Research & Management Incorporated	Anthony R. Manno Jr.	Since 1994	CEO and President

	Kenneth D. Statz	Since 1995	Managing Director

	Kevin W. Bedell	Since 1996	Managing Director

In addition, in the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof.

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Growth Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Eytan M. Shapiro	Since 1985	Managing Director

In addition, in the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a sub-adviser to the Small Cap Growth Fund. Eytan M. Shapiro, a Managing Director and Portfolio Manager, manages the portion of the Small Cap Fund's assets allocated to JPMIM. Mr. Shapiro is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund, and the JPM US Small Cap Growth Fund. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm's Hong Kong office. He had previously been an investment analyst at Philips & Drew in London. Mr. Shapiro holds a B.Sc. in economics from City University, London, an M.Phil. in economics from Oxford University, and is FINRA Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Advisers for the Real Estate Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Real Estate Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Real Estate Fund, the text relating to Wellington Management Company, LLP is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Urdang Securities Management Inc.	Dean Frankel, CFA	Since 1997	Senior Portfolio Manager, North America

	Eric Rothman, CFA	Since 2006	Portfolio Manager, North America

In addition, in the sub-section entitled "Real Estate Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof.

Urdang Securities Management Inc.: Urdang Securities Management, Inc. ("USM"), located at 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462, serves as a Sub-Adviser to a portion of the assets of the Real Estate Fund. Mr. Dean Frankel is the Senior Portfolio Manager for USM's North American real estate securities team and has been the Senior Portfolio Manager for the U.S. real estate securities portfolio since 2006. In his role, he is responsible for managing USM's proprietary research process and daily operations of the U.S. real estate securities portfolio. Mr. Frankel oversees coverage of the North American real estate securities universe, dedicating a significant portion of his time to on-site visits with companies and property tours. Mr. Frankel earned a Bachelor of Science in Economics from the University of Pennsylvania's Wharton School of Business. Mr. Frankel has been involved with the real estate securities team since his arrival at USM in 1997 and has had portfolio management responsibilities for the U.S. real estate securities portfolio since 2002. Mr. Eric Rothman serves as a Portfolio Manager for USM's North American real estate securities team. As portfolio manager, Mr. Rothman is responsible for market research, sector allocations and financial modeling across the North American real estate public securities universe. Mr. Rothman is a member of the Public Securities Investment Committee. Mr. Rothman brings 17 years of real estate securities and real estate investment experience to his position. Prior to joining USM in 2006, he spent more than six years as a sell-side REIT analyst at Wachovia Securities and three years as an analyst at AEW Capital Management, LP. Mr. Rothman graduated Cum Laude from Boston University with a B.A. in Economics, International Relations and French. Mr. Rothman has held portfolio management responsibilities for the U.S. real estate securities portfolio since his arrival at USM in 2006.

There are no other changes in the portfolio management of the Real Estate Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund

Supplement Dated April 13, 2011
to the Statement of Additional Information ("SAI") Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Sub-Advisers for the Small Cap, Small Cap Value, Small Cap Growth and Real Estate Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap, Small Cap Value, Small Cap Growth and Real Estate Funds.

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the Small Cap Value and Real Estate Funds are hereby deleted. In the same sub-section the paragraph relating to J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following:

J.P. MORGAN INVESTMENT MANAGEMENT INC.—J.P. Morgan Investment Management Inc. ("JPMIM") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. JPMIM is a registered investment adviser and an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMC").

In the same sub-section, the paragraph relating to Security Capital Research and Management Incorporated is hereby deleted and replaced with the following:

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED—Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Real Estate and Small Cap Value Funds. Security Capital is an indirect, 100% subsidiary of J.P. Morgan Chase & Co.

In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

URDANG SECURITIES MANAGEMENT INC. Urdang Securities Management Inc. ("USM") serves as a Sub-Adviser to a portion of the assets of the Real Estate Fund. USM, founded in 1995, manages real estate securities portfolios and is a wholly-owned subsidiary of Urdang Capital Management, Inc. ("UCM"). UCM, in turn, is a wholly-owned subsidiary of the Bank of New York Mellon ("BNY Mellon").

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the Small Cap Value and Real Estate Funds are hereby deleted. In the same sub-section, the text relating to J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following:

JPMIM

Portfolio Manager Compensation.  JPMIM's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 40% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Fund Shares.  As of December 31, 2010, JPMIM's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds.

Other Accounts.  As of December 31, 2010, in addition to the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds, JPMIM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Douglas Swanson	9		$28,742,832	7		$8,122,153	60		$10,232,485
	0	*	$0	0	*	$0	3	*	$1,211,455
Robert Cook	8		$1,990,428	19		$5,559,969	6		$1,394,827
	0	*	$0	0	*	$0	0	*	$0
Thomas Hauser	8		$1,990,428	18		$5,484,707	6		$1,394,827
	0	*	$0	0	*	$0	0	*	$0
Eytan M. Shapiro#	3		$989,355	3		$179,557	3		$246,642
	0	*	$0	0	*	$0	0	*	$0

*  These accounts are subject to a performance-based advisory fee.

#  Number of accounts and total assets as of January 31, 2011.

Conflicts of Interest.  The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMIM's and its affiliates' clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JPMIM and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMIM and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMIM or its affiliates could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMIM's or its affiliates' employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMIM's and its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM or its affiliates manage accounts that engage in short sales of securities of the type in which the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds invest, JPMIM or its affiliates could be seen as harming the performance of the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMIM or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMIM or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Small Cap, Small Cap Growth, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds' objectives.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMIM and its affiliates have policies and procedures that seek to manage conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMIM's Codes of Ethics and JPMorgan Chase and Co.'s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMIM's and its affiliates' duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, JPMIM and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.

In the same sub-section, the text relating to Security Capital Research and Management Incorporated is hereby deleted and replaced with the following:

Security Capital

Compensation.  SIMC pays Security Capital a fee based on the assets under management of the Real Estate and Small Cap Value Funds as set forth in an investment sub-advisory agreement between Security Capital and SIMC. Security Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Real Estate and Small Cap Value Funds. The following information relates to the period ended January 31, 2011.

The principal form of compensation of Security Capital's professionals is a base salary and annual bonus. Base salaries are fixed for each portfolio manager. Each professional is paid a cash salary and, in addition, a year-end bonus based on achievement of specific objectives that the professional's manager and the professional agree upon at the commencement of the year. The annual bonus is paid partially in cash and partially in either (a) restricted stock of Security Capital's parent company, JPMorgan Chase & Co., which vests after a three-year period (50% each after the second and third years) or (b) in self directed parent company mutual funds which vests over a three-year period (100% after the third year). The annual bonus is a function of Security Capital achieving its financial, operating and investment performance goals, as well as the individual achieving measurable objectives specific to that professional's role within the firm and the investment performance of all accounts managed by the portfolio manager. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Real Estate and Small Cap Value Funds.

Ownership of Fund Shares.  As of January 31, 2011, Security Capital's portfolio managers did not beneficially own any shares of the Real Estate or Small Cap Value Funds.

Other Accounts.  As of January 31, 2011, in addition to the Real Estate and Small Cap Value Funds, Security Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Anthony R. Manno, Jr.	5	$2,100,000,000	1	$700,000,000	331		$2,300,000,000
					5	*	$300,000,000
Kenneth D. Statz	5	$2,100,000,000	1	$700,000,000	328		$2,300,000,000
					5	*	$300,000,000
Kevin W. Bedell	5	$2,100,000,000	1	$700,000,000	345		$2,300,000,000
					5	*	$300,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest.  Security Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Real Estate and Small Cap Value Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include other registered mutual funds and separately managed accounts. The Other Accounts might have similar investment objectives as the Real Estate and Small Cap Value Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Real Estate and Small Cap Value Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Security Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Security Capital believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Real Estate and Small Cap Value Funds. Because of their positions with the Real Estate and Small Cap Value Funds, the portfolio managers know the size, timing, and possible market impact of Real Estate and Small Cap Value Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Real Estate and Small Cap Value Funds. However, Security Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Real Estate and Small Cap Value Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Real Estate and Small Cap Value Funds, which conflict of interest may be exacerbated to the extent that Security Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Real Estate and Small Cap Value Funds. Notwithstanding this theoretical conflict of interest, it is Security Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Security Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Real Estate and Small Cap Value Funds, such an approach might not be suitable for the Real Estate and Small Cap Value Funds given their investment objectives and related restrictions.

In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

USM

Compensation.  Our corporate compensation structure is composed of three components: base pay, short-term incentive and deferred incentives. Individuals' packages are designed with the appropriate component combinations to match specific positions.

•  Base pay:  salary is competitive for all businesses across BNY Mellon's businesses and geographies; base pay levels link pay with performance and reflect the market value of the position, individual performance and company business results.

•  Short-term income plan:  annual cash bonus plan that is based on individual performance, including individual contribution to meeting business unit goals, career development goals and adherence to corporate values.

•  Deferred compensation plan:  long-term compensation that is made available to all employees; invests in a combination of BNY Mellon stock and in USM's global real estate securities product.

In addition to our corporate performance-based compensation, USM employees have either invested or been gifted interest in Urdang Strategic Partners II (USP II), the General Partner for Urdang Value—Added Fund II, LP, a closed-end fund that invests in private real estate interests. Approximately 50% of USM's employees have invested personally in the fund and some employees have been gifted interests in an employee pool. Some USM employees have also been gifted interests in Urdang Value—Added Fund I, LP.

The compensation of the Portfolio Managers is not directly tied to individual account performance or assets under management.

Ownership of Fund Shares.  As of February 28, 2011, USM's portfolio managers did not beneficially own any shares of the Real Estate Fund.

Other Accounts.  As of February 28, 2011 in addition to the Real Estate Fund, USM's portfolio managers were responsible for the day-to-day management of certain other U.S. accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets		Number of Accounts		Total Assets
Dean Frankel, CFA	3		$159,366,978		4		$236,180,599		21		$763,882,847
	0	*	$0	*	0	*	$0	*	3	*	$86,851,694	*
Eric Rothman, CFA	3		$159,366,978		4		$236,180,599		21		$763,882,847
	0	*	$0	*	0	*	$0	*	3	*	$86,851,694	*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The portfolio managers oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the fee charged to the Fund to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. Additionally, the management of the Fund and other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund or other accounts.

During the normal course of managing assets for multiple clients of varying types and asset levels, the portfolio managers may encounter conflicts of interest, that could, if not properly addressed, be harmful to one or more of their clients. Those of a material nature that are encountered most frequently involve security selection, personal trading of securities by employees, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not impacted negatively by the adverse actions of USM or its employees, USM has implemented a series of policies including, but not limited to, its Code of Conduct, which addresses avoidance of conflicts of interest, Personal Security Trading Policy, which addresses personal security trading and requires the use of approved brokers, Proxy Voting Policy and Trade Error Policies which are designed to prevent and detect conflicts when they occur. USM reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

There are no other changes in the portfolio management of the Small Cap, Small Cap Value, Small Cap Growth and Real Estate Funds.

Change in Trust's Controller and Chief Financial Officer

In the sub-section entitled "Trust Officers" in the section entitled "Trustees and Officers of the Trust" the information relating to Stephen F. Panner is hereby removed and replaced with the following:

Peter (Pedro) A. Rodriguez (DOB 1/18/62)—Controller and Chief Financial Officer (since 2011)—Director, Funds Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009). Director, Portfolio Accounting; SEI Investments Global Funds Services (March 2005 to June 2006); Vice President, Fund Administration, BlackRock Financial Management (April 2002 to September 2002).

There are no other changes to the Trustees and Officers of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-731 (4/11)